CONSOLIDATED STATEMENT OF INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Sales revenues
Total sales revenues	¥ 48,036,704	¥ 45,095,325	¥ 37,154,298
Costs and expenses
Selling, general and administrative	4,782,452	4,015,383	3,587,990
Total costs and expenses	43,241,118	39,742,390	34,429,273
Operating income	4,795,586	5,352,934	2,725,025
Share of profit (loss) of investments accounted for using the equity method	591,219	763,137	643,063
Other finance income	556,700	747,236	379,350
Other finance costs	(190,711)	(103,709)	(125,113)
Foreign exchange gain (loss), net	705,292	187,568	124,516
Other income (loss), net	(43,497)	17,918	(78,109)
Income before income taxes	6,414,590	6,965,085	3,668,733
Income tax expense	1,624,835	1,893,665	1,175,765
Net income	4,789,755	5,071,421	2,492,967
Net income attributable to
Toyota Motor Corporation	4,765,086	4,944,933	2,451,318
Non-controlling interests	24,670	126,488	41,650
Net income	¥ 4,789,755	¥ 5,071,421	¥ 2,492,967
Earnings per share attributable to Toyota Motor Corporation
Basic	¥ 359.56	¥ 365.94	¥ 179.47
Diluted	¥ 359.56	¥ 365.94	¥ 179.47
Sales of products [Member]
Sales revenues
Total sales revenues	¥ 43,598,877	¥ 41,648,130	¥ 34,367,619
Costs and expenses
Cost of goods and services sold	35,510,157	33,600,612	29,128,561
Financial services [Member]
Sales revenues
Total sales revenues	4,437,827	3,447,195	2,786,679
Costs and expenses
Cost of goods and services sold	¥ 2,948,509	¥ 2,126,395	¥ 1,712,721